Voluntary Revision of Financial Statements	4 Months Ended
Dec. 31, 2025
Avalanche Treasury Company LLC
Voluntary Revision of Financial Statements
Voluntary Revision of Financial Statements

Note 3.     Voluntary Revision of Financial Statements

During the period from August 20, 2025 (inception) through December 31, 2025, the Company revised its revenue recognition policy for staking rewards under ASC 606, applied by analogy, to reflect an agent designation. The Company previously recognized staking revenue on a gross basis, reporting the full amount of staking rewards as revenue and the related service provider fees as general and administrative expenses. Upon further evaluation of the principal versus agent guidance within ASC 606, the Company determined that it acts as the agent in its staking arrangements and should recognize staking revenue on a net basis, after deducting fees paid to third-party service providers. Refer to Note 4, Summary of Significant Accounting Policies, and Note 9, Staking Revenue, for further discussion of the Company’s revenue recognition policy.

The Company has accounted for this change as a voluntary revision of its financial statements. While the revision was immaterial to the financial statements as a whole, the impact for the period from August 20, 2025 (inception) through December 31, 2025 was as follows:

●	Revenue decreased from $1,509,509 to $1,434,669, a reduction of $74,840
●	General and administrative expenses decreased from $1,280,672 to $1,205,832, a reduction of $74,840
●	There was no impact on net loss as the reductions to revenue and expenses were offsetting

The revision had no effect on the Company’s financial position, cash flows, or earnings per share.